CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Summary of strategy
The company’s strategy is to maintain the measures set out in the following schedule as at December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings(1)	$13,546	$12,859

Deferred income tax liabilities, net(2)	4,934	4,160
BEPC exchangeable and class B shares	6,163	7,430
Equity
Participating non-controlling interest – in operating subsidiaries	10,297	10,290
Participating non-controlling interest – in a holding subsidiary held by Brookfield Renewable	261	258
The partnership	3,667	1,177
Total capitalization	$38,868	$36,174
Debt-to-total capitalization	35%	36%
(1)Excludes $34 million (2020: $37 million) of deferred financing fees, net of unamortized premiums.
(2)Deferred income tax liabilities less deferred income tax assets.